CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CURRENT ASSETS:
Trade receivables, allowance for doubtful accounts	$ 49		$ 46
SHAREHOLDERS' EQUITY (Note 11):
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	12,000,000	12,000,000	12,000,000	12,000,000
Ordinary shares, shares issued	4,672,664	4,672,664	4,670,957	4,670,957
Ordinary shares, shares outstanding	4,667,264	4,667,264	4,665,557	4,665,557
Treasury shares, shares	5,400	5,400	5,400	5,400